Tax - Tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax:
Total current tax from continuing operations	£ 132	£ 88	£ 193
Deferred tax:
Total deferred tax from continuing operations	348	251	(1,082)
Total tax charge/(credit) from continuing operations	480	339	(889)
UK
Current tax:
Corporation tax	179	132	200
Corporate tax adjustment in respect of prior years	(4)	(12)	(18)
Total current tax from continuing operations	175	120	182
Deferred tax:
Deferred tax	269	27	65
Deferred tax adjustment in respect of prior years	6	2	(2)
Total deferred tax from continuing operations	275	29	63
Overseas
Current tax:
Corporation tax	(2)	8	15
Corporate tax adjustment in respect of prior years	(41)	(40)	(4)
Total current tax from continuing operations	(43)	(32)	11
Deferred tax:
Deferred tax	64	208	(1,155)
Deferred tax adjustment in respect of prior years	9	14	10
Total deferred tax from continuing operations	£ 73	£ 222	£ (1,145)